PENSION PLANS AND OTHER POST RETIREMENT BENEFITS (Details 3) (BRL) In Millions	12 Months Ended						0 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Ubb Prev and Banorte Plans [Member]	Dec. 31, 2009 Ubb Prev and Banorte Plans [Member]	Dec. 31, 2008 Ubb Prev and Banorte Plans [Member]	Jan. 16, 2010 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2009 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2008 Ubb Prev and Banorte Plans [Member] Projected Benefit Obligation [Member]	Dec. 31, 2010 Basic Redecard Plan [Member]	Dec. 31, 2009 Basic Redecard Plan [Member]	Dec. 31, 2008 Basic Redecard Plan [Member]	Jan. 16, 2010 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2009 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2008 Basic Redecard Plan [Member] Projected Benefit Obligation [Member]	Dec. 31, 2010 Employees [Member]	Dec. 31, 2009 Employees [Member]	Dec. 31, 2008 Employees [Member]
Balance	11,990	11,078	9,368
Effect of curtailment recognized in income	(1,071)	0	0
Recalculation of benefit obligations to settlement amount	1,144	0	0
Partial settlement – Amounts credited to individual accounts of Itaubanco CD Defined Contribution Plan	(3,668)	0	0
Defined benefit plan				0	191	0	0	186	0	0	45	0	0	43	0	10	34	32
Service cost	127	240	209
Benefits paid	(769)	(539)	(466)
Interest cost	953	1,133	937
Actuarial loss (gain)	1,164	(151)	1,029
Balance	9,870	11,990	11,078
Balance	14,537	12,657	12,585
Partial settlement and transfer of assets to Itaubanco CD Defined Contribution Plan	(5,144)	0	0
Contributions received Employer	41	35	24
Return on plan assets	2,553	2,113	482
Defined Benefit Plan, Benefits Paid	(769)	(538)	(466)
Balance	11,228	14,537	12,657
Funded status	1,358	2,547	1,579
Prepaid pension benefits (accrued pension benefits), net	1,358	2,547	1,579
Pension plan prepaid assets (Note 14)	1,481	2,743	1,903
Accrued retirement plan benefits (Note 18)	(123)	(196)	(324)